Property, plant and equipment Disclosure NBV of Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 49.0	€ 60.2
Additions to right-of-use assets	10.8
Land and buildings [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	35.0	44.8
Property, plant and equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	13.9	15.3
Computer equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 0.1	€ 0.1